Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Changes in Partnership's Capitalized Dry Docking Costs

The following table summarizes the change in the Partnership’s capitalized dry docking costs, from January 1, 2013 to December 31, 2015:

	Year Ended December 31,
	2015 $	2014 $	2013 $
Balance at January 1,	33,635	40,328	28,821
Cost incurred for dry docking	10,357	13,471	27,203
Sales of vessels (note 15e)	0	(5,327)	(2,285)
Dry-dock amortization	(10,076)	(14,837)	(13,411)

Balance at December 31,	33,916	33,635	40,328

Changes in Balances of Component of Accumulated Other Comprehensive (Loss) Income

The following table contains the changes in the balance of the Partnership’s only component of accumulated other comprehensive (loss) income for the periods presented:

Qualifying Cash Flow Hedging Instruments $
Balance as at December 31, 2013	131
Other comprehensive loss	(1,534)

Balance as at December 31, 2014	(1,403)
Other comprehensive loss	(648)

Balance as at December 31, 2015	(2,051)